Patents (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 05, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 174,000					$ 664,707	$ 90,662
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 880,000		$ 880,000		$ 880,000	$ 880,000
Amortization of Intangible Assets		6,000	$ 18,000	13,000	$ 36,000
Zertane Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		500,000		$ 500,000
Finite-Lived Intangible Assets, Remaining Amortization Period				11 years
ORP [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 380,000		$ 380,000
Finite-Lived Intangible Assets, Remaining Amortization Period				15 years